Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2018 TWD ($) yr	Dec. 31, 2017 TWD ($) yr	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions	6.00%	6.00%	6.00%	6.00%
Pension costs	$ 9,518	$ 291,333	$ 266,267	$ 394,741
Expected contribution to defined benefit plans	15,820	484,247	272,911
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs	364	$ 11,137	3,171	$ 6,872
Accrued pension liabilities	$ 10,472		$ 209,637		$ 320,542
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	9	9	8
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	15	15	14